RELATED PARTIES	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
NOTE 19:	RELATED PARTIES

Compensation and benefits to key management personnel

Executive officers also participate in the Company’s share-based compensation plan. For further information see Note 17 regarding share-based compensation.

Compensation and benefits to key management personnel (including executive and non-executive directors) that provide services to the Company and its subsidiaries:

	Year ended December 31
	2025	2024	2023
	USD thousands

Share-based compensation	3,265	3,648	11,527
Other compensation and benefits	6,457	6,357	3,988

Total	9,722	10,005	15,515